Securities (Carrying Value of Mortgage Backed Securities in Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Schedule of Investments [Line Items]
Mortgage-backed securities	$ 2,047,708	$ 2,332,942
FNMA [Member]
Schedule of Investments [Line Items]
Mortgage-backed securities	1,250,948	1,324,293
FHLMC [Member]
Schedule of Investments [Line Items]
Mortgage-backed securities	629,216	824,197
GNMA [Member]
Schedule of Investments [Line Items]
Mortgage-backed securities	167,544	183,778
Private Issuer [Member]
Schedule of Investments [Line Items]
Mortgage-backed securities		$ 674